Summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Jul. 21, 2022 shares	May 20, 2021 shares	Apr. 30, 2022 shares	May 31, 2021	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 shares
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Period Increase (Decrease) | €						€ 50,000
Common Stock, Shares Authorized					59,700,000		59,700,000
Common Stock, Shares, Outstanding					18,216,858		18,216,858
Issuance of warrants to the underwriters							0
Impact of foreign currency translation | €						59,000
Net exchange gain | €						2,286,690
Foreign exchange gain and losses | €						€ 1,600,000	€ 6,707
Tax credit on investments in research and development, percentage					20.00%	20.00%	20.00%
Tax credit on investments in research and development, annual amount | €						€ 4,400,000	€ 4,100,000
Number of shares awarded	392,740		147,783
Number of shares outstanding, percentage				10.00%
Number of shares available for issuance					1,281,162
Number of options granted					540,523	540,523
Number of options available for grant					1,281,162	1,281,162
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 14.375
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					15 years	15 years
Electronic Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					10 years	10 years
Software And Related Implementation Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description					based on the shorter of the life of the leasehold improvement or the remaining term of the lease.	based on the shorter of the life of the leasehold improvement or the remaining term of the lease.
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares outstanding					18,216,858		18,216,858
Maximum [Member]
Property, Plant and Equipment [Line Items]
Tax credit on investments in research and development, annual amount | €						€ 4,000,000.0	€ 4,000,000.0
Maximum [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based payment award, options, number of shares, period increase		2,700,000
Number of shares available for issuance		2,700,000
Number of shares outstanding					27,000,000
US$ Trade Payables [Member]
Property, Plant and Equipment [Line Items]
Net exchange gain realized | €						400,000
US$ Time Deposits [Member]
Property, Plant and Equipment [Line Items]
Net exchange gain unrealized | €						300,000
US$ Bank Deposits [Member]
Property, Plant and Equipment [Line Items]
Net exchange gain unrealized | €						€ 700,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Foreign exchange gain and losses | $					$ 12.0
Number of stock issued, value | €							€ 3,900,000
Deferred offering costs | €								€ 156,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							237,129
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							23,502
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Issuance of warrants to the underwriters					237,129
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of warrants to the underwriters					18,216,858
Number of shares authorized					1,821,685
Number of shares outstanding, percentage					10.00%	10.00%
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Issuance of warrants to the underwriters					23,502
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Issuance of warrants to the underwriters					23,502
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					2,700,000